Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2022
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2022 and 2021.

	For the six months ended September 30,
	2022	2021
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥762,185	¥361,393
Weighted average number of common stock in issue (in thousands of shares)	1,371,054	1,370,657

Basic earnings per share	¥555.91	¥263.66

Diluted:
Profit attributable to the common shareholders of the Company	¥762,185	¥361,393
Impact of dilutive potential ordinary shares issued by subsidiaries	—	—

Net profit used to determine diluted earnings per share	¥762,185	¥361,393

Weighted average number of common stock in issue (in thousands of shares)	1,371,054	1,370,657
Adjustments for stock options (in thousands of shares)	478	602

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,371,532	1,371,259

Diluted earnings per share	¥555.72	¥263.55